Shareholder Report	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tax-Managed International Equity Portfolio
Entity Central Index Key	0001140884
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000014301
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Managed International Equity Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php and selecting Parametric Tax-Managed International Equity Fund. You can also request this information by contacting us at 1-800-260-0761.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Equity Portfolio	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Security selections in Japan ― particularly mid-cap and small-cap stocks in the real estate sector, which underperformed the Index ― detracted from returns

↓ Sector diversification in Japan hurt returns due, in part, to an underweight exposure to industrials, which rallied during a period of strong global demand

↓ Stock selections in Australia hampered performance, partly the result of excluding high beta stocks in the real estate sector, which outperformed the Index

↑ Diversification by country ― via a system of target country weights and systematically rebalancing them as they change ― contributed to Index-relative returns

↑ Country diversification ― the Fund held underweight exposures to larger countries and overweight exposures to smaller countries ― helped Index-relative returns

↑ Security selections in Sweden ― particularly small-cap stocks in the communication services sector, which performed well ― helped Index-relative returns

↑ Active sector allocations in Denmark helped performance, partly due to an overweight exposure to the materials sector, which performed well during the period

↑ Stock selections in Belgium ― particularly allocations to mid-cap and small-cap companies in the materials sector ― helped relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Tax-Managed International Equity Portfolio	MSCI EAFE Index
10/14	$10,000	$10,000
11/14	$10,071	$10,136
12/14	$9,740	$9,785
1/15	$9,855	$9,833
2/15	$10,356	$10,421
3/15	$10,179	$10,262
4/15	$10,596	$10,681
5/15	$10,554	$10,627
6/15	$10,252	$10,325
7/15	$10,471	$10,540
8/15	$9,782	$9,765
9/15	$9,437	$9,269
10/15	$10,001	$9,993
11/15	$9,949	$9,838
12/15	$9,859	$9,705
1/16	$9,444	$9,003
2/16	$9,285	$8,838
3/16	$9,891	$9,414
4/16	$10,061	$9,686
5/16	$10,018	$9,598
6/16	$9,901	$9,276
7/16	$10,252	$9,746
8/16	$10,231	$9,753
9/16	$10,391	$9,873
10/16	$10,050	$9,671
11/16	$9,721	$9,478
12/16	$9,987	$9,802
1/17	$10,302	$10,087
2/17	$10,432	$10,231
3/17	$10,779	$10,513
4/17	$11,062	$10,780
5/17	$11,561	$11,176
6/17	$11,507	$11,156
7/17	$11,832	$11,478
8/17	$11,876	$11,473
9/17	$12,082	$11,759
10/17	$12,256	$11,937
11/17	$12,364	$12,063
12/17	$12,505	$12,256
1/18	$13,085	$12,871
2/18	$12,438	$12,290
3/18	$12,450	$12,069
4/18	$12,639	$12,344
5/18	$12,494	$12,067
6/18	$12,371	$11,919
7/18	$12,661	$12,213
8/18	$12,527	$11,977
9/18	$12,527	$12,081
10/18	$11,536	$11,119
11/18	$11,580	$11,105
12/18	$11,101	$10,566
1/19	$11,807	$11,260
2/19	$12,046	$11,548
3/19	$12,159	$11,620
4/19	$12,421	$11,947
5/19	$11,977	$11,373
6/19	$12,626	$12,048
7/19	$12,375	$11,895
8/19	$12,205	$11,587
9/19	$12,444	$11,919
10/19	$12,865	$12,347
11/19	$13,035	$12,486
12/19	$13,398	$12,892
1/20	$13,188	$12,623
2/20	$12,290	$11,482
3/20	$10,436	$9,949
4/20	$11,194	$10,592
5/20	$11,777	$11,053
6/20	$12,150	$11,430
7/20	$12,535	$11,696
8/20	$13,048	$12,297
9/20	$12,721	$11,978
10/20	$12,197	$11,500
11/20	$13,981	$13,282
12/20	$14,630	$13,900
1/21	$14,429	$13,752
2/21	$14,559	$14,060
3/21	$14,937	$14,383
4/21	$15,422	$14,816
5/21	$15,965	$15,299
6/21	$15,717	$15,127
7/21	$15,859	$15,241
8/21	$16,154	$15,510
9/21	$15,481	$15,060
10/21	$15,977	$15,430
11/21	$15,303	$14,712
12/21	$15,919	$15,465
1/22	$15,194	$14,718
2/22	$14,794	$14,458
3/22	$14,794	$14,551
4/22	$13,935	$13,609
5/22	$14,069	$13,711
6/22	$12,895	$12,439
7/22	$13,452	$13,059
8/22	$12,689	$12,439
9/22	$11,383	$11,275
10/22	$11,952	$11,881
11/22	$13,452	$13,220
12/22	$13,317	$13,230
1/23	$14,366	$14,302
2/23	$14,020	$14,003
3/23	$14,341	$14,350
4/23	$14,798	$14,755
5/23	$14,057	$14,131
6/23	$14,588	$14,774
7/23	$14,983	$15,252
8/23	$14,403	$14,668
9/23	$13,897	$14,167
10/23	$13,490	$13,592
11/23	$14,576	$14,854
12/23	$15,385	$15,643
1/24	$15,131	$15,733
2/24	$15,334	$16,021
3/24	$15,765	$16,548
4/24	$15,359	$16,124
5/24	$16,184	$16,749
6/24	$15,753	$16,479
7/24	$16,298	$16,962
8/24	$16,919	$17,514
9/24	$17,160	$17,675
10/24	$16,197	$16,714

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Tax-Managed International Equity Portfolio	20.24%	4.71%	4.94%
MSCI EAFE Index (net of foreign withholding taxes)	22.97%	6.24%	5.27%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 75,485,698
Holdings Count | Holding	718
Advisory Fees Paid, Amount	$ 356,960
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$75,485,698
# of Portfolio Holdings	718
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$356,960

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
Australasia/Pacific	8.5%
North America	10.7%
Asia	19.0%
Developed Europe	59.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.1%
SAP SE	1.1%
Cie Financiere Richemont SA, Class A	1.0%
Novo Nordisk AS, Class B	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.8%
Air Liquide SA	0.8%
Sanofi SA	0.8%
E.ON SE	0.7%
CSL Ltd.	0.7%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio since October 31, 2023.

On October 17, 2024, the Portfolio's Trustees approved the termination of the Portfolio. The Portfolio made a pro rata distribution of net assets to each interest holder as of the close of business on November 19, 2024.

Material Fund Change Strategies [Text Block]

On October 17, 2024, the Portfolio's Trustees approved the termination of the Portfolio. The Portfolio made a pro rata distribution of net assets to each interest holder as of the close of business on November 19, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since October 31, 2023.
Updated Prospectus Phone Number	1-800-260-0761